Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 27, 2014
Derivative [Line Items]
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
Total gross notional amounts for outstanding derivatives recorded at fair value at the end of each period were as follows:

(In Millions)	Dec 27, 2014	Dec 28, 2013	Dec 29, 2012
Currency forwards	$15,578	$13,404	$13,117
Currency interest rate swaps	5,446	4,377	2,711
Embedded debt derivatives	3,600	3,600	3,600
Interest rate swaps	1,347	1,377	1,101
Total return swaps	1,056	914	807
Other	49	67	127
Total	$27,076	$23,739	$21,463
The gross notional amounts for currency forwards and currency interest rate swaps, by currency, at the end of each period were as follows:

(In Millions)	Dec 27, 2014	Dec 28, 2013	Dec 29, 2012
British pound sterling	$410	$549	$308
Chinese yuan	3,097	1,116	647
Euro	7,486	6,874	5,994
Indian rupee	418	303	309
Israeli shekel	2,489	2,244	2,256
Japanese yen	3,779	4,116	4,389
Malaysian ringgit	902	506	442
Swiss franc	1,289	1,189	657
Other	1,154	884	826
Total	$21,024	$17,781	$15,828

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The fair value of our derivative instruments at the end of each period were as follows:

	December 27, 2014				December 28, 2013
(In Millions)	Other Current Assets	Other Long-Term Assets	Other Accrued Liabilities	Other Long-Term Liabilities	Other Current Assets	Other Long-Term Assets	Other Accrued Liabilities	Other Long-Term Liabilities
Derivatives designated as hedging instruments:
Currency forwards	$6	$1	$497	$9	$114	$1	$118	$2
Total derivatives designated as hedging instruments	6	1	497	9	114	1	118	2
Derivatives not designated as hedging instruments:
Currency forwards	207	—	44	—	66	—	63	—
Currency interest rate swaps	344	34	7	—	124	6	163	29
Embedded debt derivatives	—	—	4	8	—	—	—	19
Interest rate swaps	3	—	11	—	5	—	28	—
Total return swaps	—	—	—	—	48	—	—	—
Other	1	22	—	—	—	29	—	—
Total derivatives not designated as hedging instruments	555	56	66	8	243	35	254	48
Total derivatives	$561	$57	$563	$17	$357	$36	$372	$50

Offsetting Assets And Liabilities [Table Text Block]
The gross amounts of our derivative instruments and reverse repurchase agreements subject to master netting arrangements with various counterparties, and cash and non-cash collateral posted under such agreements at the end of each period were as follows:

	December 27, 2014
				Gross Amounts Not Offset in the Balance Sheet
(In Millions)	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheet	Net Amounts Presented in the Balance Sheet	Financial Instruments	Cash and Non-Cash Collateral Received or Pledged	Net Amount
Assets:
Derivative assets subject to master netting arrangements	$559	$—	$559	$(365)	$(78)	$116
Reverse repurchase agreements	718	—	718	—	(718)	—
Total assets	1,277	—	1,277	(365)	(796)	116
Liabilities:
Derivative liabilities subject to master netting arrangements	559	—	559	(365)	(80)	114
Total liabilities	$559	$—	$559	$(365)	$(80)	$114

	December 28, 2013
				Gross Amounts Not Offset in the Balance Sheet
(In Millions)	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheet	Net Amounts Presented in the Balance Sheet	Financial Instruments	Cash and Non-Cash Collateral Received or Pledged	Net Amount
Assets:
Derivative assets subject to master netting arrangements	$325	$—	$325	$(158)	$(3)	$164
Reverse repurchase agreements	800	—	800	—	(800)	—
Total assets	1,125	—	1,125	(158)	(803)	164
Liabilities:
Derivative liabilities subject to master netting arrangements	401	—	401	(158)	(32)	211
Total liabilities	$401	$—	$401	$(158)	$(32)	$211

Schedule Of Derivative Instruments In Cash Flow Hedging Relationships [Table Text Block]
The before-tax gains (losses) attributed to the effective portion of cash flow hedges that were recognized in other comprehensive income (loss) for each period were as follows:

	Gains (Losses) Recognized in OCI on Derivatives (Effective Portion)
(In Millions)	2014	2013	2012
Currency forwards	$(587)	$(167)	$4
Other	(2)	1	9
Total	$(589)	$(166)	$13

Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
The effects of derivative instruments not designated as hedging instruments on the consolidated statements of income for each period were as follows:

(In Millions)	Location of Gains (Losses) Recognized in Income on Derivatives	2014	2013	2012
Currency forwards	Interest and other, net	$144	$44	$3
Currency interest rate swaps	Interest and other, net	456	29	(71)
Equity options	Gains (losses) on equity investments, net	—	1	(1)
Interest rate swaps	Interest and other, net	(3)	—	31
Total return swaps	Various	68	140	77
Other	Gains (losses) on equity investments, net	(6)	5	(7)
Other	Interest and other, net	—	—	3
Total		$659	$219	$35